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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

RECEIVED
2010 JAN 15 AM 11:46
SEC / TM

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

10046206

4. Name of Underlying Instrument:

FTSE All Emerging Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

SCHE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Buenos Aires Exchange, Sao Paulo Exchange, Santiago Exchange, Hong Kong Exchange, Shanghai Exchange, Shenzhen Exchange, Bogota Exchange, Prague Exchange, Budapest Exchange, Cairo Exchange, Bombay Exchange, Indonesia Stock Exchange, Kuala Lumpur, Casablanca Exchange, Mexico City Exchange, Karachi Exchange, Lima Exchange, Manila Exchange, Warsaw Exchange, New York Stock Exchange, Moscow Exchange, Russian Trading System, Johannesburg Exchange, Bangkok Exchange, Bangkok Alien, Istanbul Exchange, Taipei Exchange, Taiwan OTC Gre Tai Securities Market

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

January 14, 2010

SEC 2449 (1/99)

Act	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 15 2010

Janet Kissane
Corporate Secretary

RECEIVED
2010 JAN 15 AM 11:45
SEC / TM

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

Via Overnight Mail

January 14, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Global X China / Schwab

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Global X China Materials ETF linked to the S-Box China Materials Index (Ticker Symbol: CHIM)
- Schwab International Small-Cap Equity ETF linked to the FTSE Developed Small Cap ex-US Liquid Index (Ticker Symbol: SCHC)
- Schwab Emerging Markets Equity ETF linked to the FTSE All Emerging Index (Ticker Symbol: SCHE)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 15 2010